Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (8,087)
Other comprehensive income (loss) before reclassifications	(1,453)
Amounts reclassified from AOCI	(520)
Other comprehensive income	(1,973)	$ 3,069	$ (1,649)
Ending Balance	(10,060)	(8,087)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	920
Other comprehensive income (loss) before reclassifications	6
Amounts reclassified from AOCI	(520)
Other comprehensive income	(514)
Ending Balance	406	920
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(9,007)
Other comprehensive income (loss) before reclassifications	(1,459)
Amounts reclassified from AOCI	0
Other comprehensive income	(1,459)
Ending Balance	$ (10,466)	$ (9,007)